DEFINED CONTRIBUTION PLAN	12 Months Ended
May 31, 2024
Retirement Benefits [Abstract]
DEFINED CONTRIBUTION PLAN

NOTE 14 – DEFINED CONTRIBUTION PLAN

The Company maintains a 401K plan for the benefit of its employees. Company contributions amounted to $12,711 and $16,118 in the years ended May 31, 2024 and 2023, respectively.